Expenses by Nature (Details) - Schedule of PPC Recognized Expenses and Paid the Following Cash Related to Each Restructuring Initiative $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of PPC Recognized Expenses and Paid [Line Items]
Provisions	$ 10,238
Expenses	44,338
Cash Outlays	51,362
Moy Park [Member]
Schedule of PPC Recognized Expenses and Paid [Line Items]
Provisions	2,788
Expenses	1,747
Cash Outlays	7,719
Pilgrim’s Pride Ltd. [Member]
Schedule of PPC Recognized Expenses and Paid [Line Items]
Provisions	1,979
Expenses	15,611
Cash Outlays	21,364
Pilgrim’s Food Masters 2023 [Member]
Schedule of PPC Recognized Expenses and Paid [Line Items]
Provisions	5,471
Expenses	26,980
Cash Outlays	$ 22,279